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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 ------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

                 ------------------------------------------------

                 ------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Angela Newhouse           Chicago, Illinois      11/9/2004
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              19
                                        --------------------

Form 13F Information Table Value Total:       $ 727,280
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------------
                                                      VALUE     SHRS OR   SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL DISCRETION MANAGERS     SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ---------- -------- ---------- -------- ------
AETNA INC NEW             COM              00817Y108    2,296     22,977 SH               SOLE               22,977
ALLTEL CORP               COM              020039103    3,109     56,627 SH               SOLE               56,627
BOEING CO                 COM              097023105      233      4,505 SH               SOLE                4,505
CAESARS ENTERTAINMENT INC COM              127687101    1,962    117,500 SH               SOLE              117,500
COMPUTER ASSOC INTL INC   COM              204912109      222      8,431 SH               SOLE                8,431
FEDERAL NATL MTG ASSN     COM              313586109    2,175     34,308 SH               SOLE               34,308
GENERAL DYNAMICS CORP     COM              369550108  589,227 15,565,399 SH               SOLE           15,565,399
GENERAL ELEC CO           COM              369604103    1,498     44,611 SH               SOLE               44,611
HILTON HOTELS CORP        COM              432848109    2,214    117,500 SH               SOLE              117,500
HOSPIRA INC               COM              441060100      772     25,232 SH               SOLE               25,232
J P MORGAN CHASE & CO     COM              46625H100   17,516    440,885 SH               SOLE              440,885
LABORATORY CORP AMER
 HLDGS                    COM NEW          50540R409    1,254     28,673 SH               SOLE               28,673
MAYTAG CORP               COM              578592107   75,727  4,122,346 SH               SOLE            4,122,346
MEDIS TECHNOLOGIES LTD    COM              58500P107   25,288  2,249,801 SH               SOLE            2,249,801
PFIZER INC                COM              717081103      385     12,582 SH               SOLE               12,582
PITNEY BOWES INC          COM              724479100      247      5,600 SH               SOLE                5,600
PROCTER & GAMBLE CO       COM              742718109      223      4,117 SH               SOLE                4,117
SUNGARD DATA SYS INC      COM              867363103    1,497     62,977 SH               SOLE               62,977
US BANCORP DEL            COM NEW          902973304    1,435     49,663 SH               SOLE               49,663

TOTAL                                                 727,280 22,973,735                                 22,973,735

     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.